Deferred Taxes and Income Tax Expenses (Benefits)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Deferred Taxes and Income Tax Expenses (Benefits) [Abstract]
Deferred taxes and income tax expenses (benefits)

10.    Income tax expense

The Company’s consolidated effective tax rate was 10.1% and 32.3% for the three months ended June 30, 2025 and June 30, 2024, respectively. The change in the effective tax rate was primarily due to Coincheck Parent recognizing a loss before income taxes for the three months ended June 30, 2025, which was not recognized as a deferred tax asset due to the fact that sufficient future taxable profits are not expected.

19.    Deferred taxes and income tax expenses (benefits)

(1)    Deferred taxes

(In millions)	As of March 31, 2023	Recognized through profit or loss	As of March 31, 2024
Deferred tax assets:
Lease liabilities	¥107	¥415	¥522
Tax losses carried forward	493	(467)	26
Accrued enterprise tax	—	36	36
Accrued bonuses	—	71	71
Accrued expenses	58	40	98
Accrued paid leaves	17	(1)	16
Reversal for valuation gain of crypto assets held (non-current assets)	12	(12)	—
Leasehold improvements	45	(26)	19
Asset retirement obligations	69	(32)	37
Impairment loss of crypto assets held (non-current assets)	21	(21)	—
Change in fair value of crypto assets held (non-current assets)	23	(23)	—
Write-down for crypto assets held (current assets)	27	(27)	—
Other	18	15	33
Total deferred tax assets	¥890	¥(32)	¥858

Deferred tax liabilities:
Lease assets	¥107	¥392	¥499
Asset retirement obligation	44	(38)	6
Total deferred tax liabilities	¥151	¥354	¥505
(In millions)	As of March 31, 2024	Recognized through profit or loss	Addition (business combination)	As of March 31, 2025
Deferred tax assets:
Lease liabilities	¥522	¥(97)	¥—	¥425
Tax losses carried forward	26	(26)	49	49
Accrued enterprise tax	36	13	—	49
Accrued bonuses	71	27	—	98
Accrued expenses	98	(22)	—	76
Accrued paid leaves	16	—	—	16
Leasehold improvements	19	17	—	36
Asset retirement obligations	37	70	—	107
Other	33	(4)	—	29
Total deferred tax assets	¥858	¥(22)	¥49	¥885

Deferred tax liabilities:
Lease assets	499	(104)	—	395
Asset retirement obligation	6	98	—	104
Total deferred tax liabilities	¥505	¥(6)	¥—	¥499

Deferred tax assets and deferred tax liabilities presented in the consolidated statements of financial position are as follows:

	As of March 31,
(In millions)	2024	2025
Assets:
Deferred tax assets	¥858	¥885
Deferred tax liabilities	505	499
Net amount	¥353	¥386

In the year ended March 31, 2023, Coincheck did not make profit and recognized tax losses. Coincheck fully recognized deferred tax assets in respect of unused tax losses as of March 31, 2023, because Coincheck estimated that it would be probable to generate sufficient future taxable profits considering the long-term market trend and by reference to the operating results in past years.

In the year ended March 31, 2024, Coincheck generated profits and utilized most of the tax losses carried forward from prior years. As of March 31, 2024, Coincheck fully recognized the deferred tax assets in respect of the remaining unused tax losses. Coincheck estimated that it would be probable to generate sufficient future taxable profits to utilize the tax losses considering the recent performance of cryptocurrency market.

In the year ended March 31, 2025, Coincheck generated profits and utilized all the tax losses carried forward from prior years. As of March 31, 2025, Next Finance fully recognized the deferred tax assets related to the remaining unused tax losses, based on an estimate that it would be probable to generate sufficient future taxable profits to utilize the tax losses according to its future business plan.

However, Coincheck Parent and CCG AS do not recognize deferred tax assets for tax losses of ¥3,180 million due to the fact that sufficient future taxable profits are not expected. There is no expiration date for the tax loss carried forward.

(2)    Income tax expense (benefits)

Income tax expenses (benefits) consist of the following:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Current tax expenses
Reporting period	¥15	¥487	¥976
Sub-total	15	487	976
Deferred tax expenses (benefits)
Origination and reversal of temporary differences	188	(82)	14
Origination and reversal of tax losses carried forward	(459)	468	26
Increase in tax rate	—	—	(25)
Recognition of previously unrecognized deductible temporary differences	(31)	—	—
Sub-total	(303)	386	15
Total income tax expenses (benefits)	¥(287)	¥873	¥991

Current tax expenses include the amount of benefits arising from previously unrecognized tax loss carryforward and temporary differences of prior years that are used to reduce the current taxes. Corporate tax, inhabitant tax and deductible enterprise tax are levied against the Company, and the statutory tax rate in Japan calculated based on these taxes was 30.6% for the years ended March 31, 2023, 2024 and 2025.

As a result of the enactment of the “Act Partially Amending the Income Tax Act, etc.” (Act No. 13 of 2025) by the Japan National Diet on March 31, 2025, the corporate tax rate for Coincheck and other subsidiaries in Japan will be changed beginning with the fiscal year commencing April 1, 2026. Accordingly, the statutory effective tax rate used in the calculation of the relevant deferred tax assets and deferred tax liabilities has been changed from 30.6% to 31.5%.

For the year ended March 31, 2025, the effective statutory tax rate of Coincheck Parent is 25.8%. For other subsidiaries, local corporate and other tax rates have been applied.

Reconciliation between the statutory effective tax rate and the effective tax rate in the consolidated statements of profit or loss and other comprehensive income is as follows:

	For the fiscal year ended March 31,
	2023(1)	2024	2025(3)
Statutory effective tax rate	30.6%	30.6%	25.8%
Permanent difference	—%	—%	(26.5)%
Tax rate differences with Coincheck Parent	—%	—%	(1.3)%
Current-year losses for which no deferred tax asset is recognised	—%	—%	(6.0)%
Non-deductible expenses	(0.8)%	0.1%	0.7%
Others(2)	4.1%	—%	(0.1)%
Effective tax rate	33.9%	30.7%	(7.4)%

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(1)      For the year ended March 31, 2023, the Company recognized loss before income taxes and, consequently, reconciling items shown in the table which increase Income tax expenses are presented as negative amounts and reconciling items which reduce Income tax expenses are presented as positive amounts.

(2)      Others mainly consist of recognition of previously unrecognized deductible temporary differences.

(3)      For the year ended March 31, 2025, the effective tax rate differs from the statutory effective rate of 25.8% primarily because of the listing expense and professional fees related to the Reverse Recapitalization that were recorded on Coincheck Parent’s books.